Notes Payable - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Line of credit facility description	The Company was obligated to make monthly, interest-only payments on any term loans funded under the Credit Facility until December 1, 2014 and, thereafter, to pay 36 consecutive, equal monthly installments of principal and interest from January 1, 2015 through December 1, 2017. As per the terms of the agreement, in June 2014, upon the completion of the Company’s IPO, the term of monthly, interest-only payments were extended until June 1, 2015.
Interest expense	$ 658,000	$ 97,000
Covenants under credit facility	0
Interest expense on credit facility	658,000
Credit facility, amount outstanding				0
Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility initiation date	Mar. 31, 2014
Maximum line of credit			20,000,000
Credit facility maturity date	Dec. 01, 2017
Line of credit facility description	On March 31, 2014, the Company received proceeds of $7,500 from the issuance of promissory notes under the Term Loan A. Of the additional $12,500 amount that is available, $7,500 (“Term Loan B”) was available to be drawn down until September 30, 2014 and $5,000 (“Term Loan C”) was available to be drawn down for a 30-day period upon the completion of the Company’s IPO that occurred in June 2014. The Company elected not to draw down Term Loans B or C and these amounts are no longer available to the Company. All promissory notes issued under the Credit Facility are collateralized by substantially all of the Company’s personal property, other than its intellectual property.
Line of credit facility annual interest rate	8.10%
Line of credit facility additional fee percentage	6.00%
Additional interest expense for IPO	225,000
Sale of voting equity threshold	50.00%
Credit facility default amount	250,000
Credit Facility [Member] | Term Loan A [Member]
Debt Instrument [Line Items]
Current line of credit			7,500,000
Proceeds from issuance of promissory notes			7,500,000
Charges to interest expense of debt outstanding	450,000
Net of debt discount			114,000
Deferred financing costs			49,000
Credit Facility [Member] | Term Loan A [Member] | Debt Discount And Finance Costs [Member]
Debt Instrument [Line Items]
Interest expense	36,000
Credit Facility [Member] | Term Loan B And C [Member]
Debt Instrument [Line Items]
Current line of credit			12,500,000
Additional line of credit			12,500,000
Credit Facility [Member] | Term Loan B [Member]
Debt Instrument [Line Items]
Additional line of credit	7,500,000
Credit Facility [Member] | Term Loan C [Member] | Qualified Ipo [Member]
Debt Instrument [Line Items]
Additional line of credit	$ 5,000,000